FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative Credit Facility and Bonds (Details) € in Millions, $ in Millions						12 Months Ended
	Jul. 31, 2024 USD ($) extension_option	Jul. 16, 2024 USD ($)	May 29, 2024 USD ($) extension_option	Jan. 17, 2024 USD ($)	Jan. 17, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 13, 2024 USD ($)	Dec. 13, 2024 EUR (€)	Jun. 17, 2024 USD ($)	Nov. 25, 2020 USD ($)	Dec. 19, 2018 USD ($)	Sep. 30, 2010 USD ($)
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity			$ 5,500
Borrowings, number of extensions | extension_option			2
Borrowings, extension option term			1 year
Notional amount | €							€ 5,500
5.5 billion revolving credit facility, due 2023-2025
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity												$ 5,500
2010 revolving multi-currency letter of credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity											$ 395		$ 500
Revolving multi-currency letter of credit facility, due 2027
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 445
Borrowings, number of extensions | extension_option	2
Borrowings, extension option term						1 year
Accordion feature, higher borrowing capacity option	$ 595
€1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €							€ 1,000
Repayments of borrowings, classified as financing activities				$ 579	€ 529
€1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)						2.25%	2.25%
500000000 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 500				$ 500
500000000 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)						6.00%	6.00%			6.00%
500000000 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 500				$ 500
500000000 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)						6.35%	6.35%			6.35%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 750				$ 750
Repayments of borrowings, classified as financing activities		$ 290
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)						3.60%	3.60%
€500000000 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 500	$ 519	€ 500
€500000000 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)						3.13%	3.13%	3.125%	3.125%
€500000000 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 500	$ 519	€ 500
€500000000 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)						3.50%	3.50%	3.50%	3.50%
Euro Medium Term Note Program
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 10,000